Leases - Schedule of components of lease cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 24,437	$ 3,494	¥ 26,494	¥ 35,197
Short-term lease cost	0	0	5,347	1,971
Total lease cost	¥ 24,437	$ 3,494	¥ 31,841	¥ 37,168